Commitments (Tables)	6 Months Ended
Jun. 30, 2026
Commitments [Abstract]
Schedule of Purchase Commitments for Capital Assets	The Group had purchase commitments for capital assets as follows:
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Commitments	$3,843	$6,641